RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
24.	RESTRICTED NET ASSETS

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets either in the form of dividends, loans, or advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries, VIEs and their wholly owned subsidiaries, totaling approximately US$77,565 and US$79,677 as of December 31, 2011 and 2012, respectively. Therefore, the Financial Statement Schedule I—Condensed financial information of the Company is included with the consolidated financial statements.